Investments (Tables)	12 Months Ended
Mar. 31, 2026
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value
The portfolio of trading securities as of March 31, 2025 and March 31, 2026 was as follows:

	As of March 31, 2025
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	156,198.9	Rs.	215.3	Rs.	8.2	Rs.	156,406.0
Other corporate/financial institution securities		91,649.9		176.8		199.4		91,627.3

Total debt securities	Rs.	247,848.8	Rs.	392.1	Rs.	207.6	Rs.	248,033.3
Other securities (including mutual fund units)		300,987.0		87,908.0		11,539.8		377,355.2

Total	Rs.	548,835.8	Rs.	88,300.1	Rs.	11,747.4	Rs.	625,388.5

	As of March 31, 2026
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	267,372.7	Rs.	156.2	Rs.	11.1	Rs.	267,517.8
Other corporate/financial institution securities		128,171.9		60.4		339.4		127,892.9

Total debt securities	Rs.	395,544.6	Rs.	216.6	Rs.	350.5	Rs.	395,410.7
Other securities (including mutual fund units and equity securities)		375,986.6		98,862.4		21,832.1		453,016.9

Total	Rs.	771,531.2	Rs.	99,079.0	Rs.	22,182.6	Rs.	848,427.6

Total	US$	8,222.6	US$	1,056.0	US$	236.4	US$	9,042.2

Available for Sale Securities Amortized Cost and Fair Value	The fair value of credit substitutes by type of instrument as of March 31, 2025 and March 31, 2026 were as follows:

	As of March 31,
	2025				2026
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute debt securities:
Debentures	Rs.	160,975.7	Rs.	161,147.8	Rs.	273,510.3	Rs.	272,979.5
Preference shares		332.8		31.8		181.1		43.6

Total	Rs.	161,308.5	Rs.	161,179.6	Rs.	273,691.4	Rs.	273,023.1

					US$	2,916.9	US$	2,909.8

Available-for-Sale Debt Securities
Available for Sale Securities Amortized Cost and Fair Value
The portfolio of AFS debt securities as of March 31, 2025 and March 31, 2026 was as follows:

	As of March 31, 2025
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	6,871,303.8	Rs.	135,750.3	Rs.	6,077.2	Rs.	7,000,976.9
State government securities		1,646,894.8		39,861.0		2,498.1		1,684,257.7
Government securities outside India		10,280.7		74.5		0.3		10,354.9
Credit substitutes (see note 8)		161,308.5		473.8		602.7		161,179.6
Other corporate/financial institution bonds		912,282.2		32,335.9		4,863.0		939,755.1

Debt securities, other than asset and mortgage-backed securities		9,602,070.0		208,495.5		14,041.3		9,796,524.2
Mortgage-backed securities		59.4		2.3		0.8		60.9
Asset-backed securities		112,544.1		1,112.2		67.1		113,589.2

Total	Rs.	9,714,673.5	Rs.	209,610.0	Rs.	14,109.2	Rs.	9,910,174.3

Securities with gross unrealized losses							Rs.	1,022,535.5
Securities with gross unrealized gains								8,887,638.8

							Rs.	9,910,174.3

	As of March 31, 2026
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	7,003,249.8	Rs.	32,044.5	Rs.	192,178.3	Rs.	6,843,116.0
State government securities		2,347,446.1		2,531.4		53,772.1		2,296,205.4
Government securities outside India		191,002.2		73.9		4.5		191,071.6
Credit substitutes (see note 8)		273,691.4		907.3		1,575.6		273,023.1
Other corporate/financial institution bonds		530,885.5		4,482.0		4,499.5		530,868.0

Debt securities, other than asset and mortgage-backed securities		10,346,275.0		40,039.1		252,030.0		10,134,284.1
Mortgage-backed securities		44.2		0.9		0.2		44.9
Asset-backed securities		112,750.6		534.6		113.4		113,171.8

Total	Rs.	10,459,069.8	Rs.	40,574.6	Rs.	252,143.6	Rs.	10,247,500.8

Total	US$	111,468.3	US$	432.4	US$	2,687.2	US$	109,213.5

Securities with gross unrealized losses							Rs.	6,706,415.2
Securities with gross unrealized gains								3,541,085.6

							Rs.	10,247,500.8

							US$	109,213.5

Unrealized loss position investments
The below table presents the gross unrealized losses and the associated fair value of AFS debt securities and whether these securities have had gross unrealized losses for less than 12 months or 12 months or greater as of March 31, 2025:

	As of March 31, 2025
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses

					(In millions)
Government of India securities	Rs.	4,657.3	Rs.	70.2	Rs.	542,172.0	Rs.	6,007.0	Rs.	546,829.3	Rs.	6,077.2
State government securities		254.0		1.6		215,435.8		2,496.5		215,689.8		2,498.1
Government securities outside India		—		—		854.4		0.3		854.4		0.3
Credit substitutes (see note 8)		15,060.8		197.0		48,115.3		405.7		63,176.1		602.7
Other corporate/financial institution bonds		33,686.7		620.0		146,345.1		4,243.0		180,031.8		4,863.0

Debt securities, other than asset- and mortgage-backed securities		53,658.8		888.8		952,922.6		13,152.5		1,006,581.4		14,041.3
Mortgage-backed securities		—		—		10.8		0.8		10.8		0.8
Asset-backed securities		—		—		15,943.3		67.1		15,943.3		67.1

Total	Rs.	53,658.8	Rs.	888.8	Rs	968,876.7	Rs.	13,220.4	Rs.	1,022,535.5	Rs.	14,109.2

The below table presents the gross unrealized losses and the associated fair value of AFS debt securities and whether these securities have had gross unrealized losses for less than 12 months or 12 months or greater as of March 31, 2026:

	As of March 31, 2026
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses

					(In millions)
Government of India securities	Rs.	3,218,916.6	Rs.	139,956.5	Rs.	805,799.1	Rs.	52,221.8	Rs.	4,024,715.7	Rs.	192,178.3
State government securities		1,871,994.7		46,953.4		190,845.9		6,818.7		2,062,840.6		53,772.1
Government securities outside India		177,586.5		4.5		—		—		177,586.5		4.5
Credit substitutes (see note 8)		128,262.5		1,284.1		19,969.1		291.5		148,231.6		1,575.6
Other corporate/financial institution bonds		230,552.9		3,687.8		32,336.5		811.7		262,889.4		4,499.5

Debt securities, other than asset- and mortgage-backed securities		5,627,313.2		191,886.3		1,048,950.6		60,143.7		6,676,263.8		252,030.0
Mortgage-backed securities		—		—		8.9		0.2		8.9		0.2
Asset-backed securities		26,924.8		105.2		3,217.7		8.2		30,142.5		113.4

Total	Rs.	5,654,238.0	Rs.	191,991.5	Rs .	1,052,177.2	Rs.	60,152.1	Rs.	6,706,415.2	Rs.	252,143.6

Total	US$	60,260.4	US$	2,046.1	US$	11,213.7	US$	641.1	US$	71,474.1	US$	2,687.2

Debt securities, other than asset and mortgage-backed securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of AFS debt securities other than asset and mortgage-backed sec urit
ies as of March
31, 2025 and March 31, 2026 is set out below:

	March 31, 2025
	Amortized Cost		Fair Value
Within one year	Rs.	870,965.2	Rs.	871,833.8
Over one year through five years		2,142,308.6		2,169,135.3
Over five years through ten years		3,575,041.2		3,641,124.4
Over ten years		3,013,755.0		3,114,430.7

Total	Rs.	9,602,070.0	Rs.	9,796,524.2

	As of March 31, 2026
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	1,209,369.0	Rs.	1,210,913.7	US$	12,905.4
Over one year through five years		2,751,127.9		2,748,446.2		29,291.8
Over five years through ten years		3,744,921.3		3,680,911.6		39,229.6
Over ten years		2,640,856.8		2,494,012.6		26,580.1

Total	Rs.	10,346,275.0	Rs.	10,134,284.1	US$	108,006.9

Asset and Mortgage Backed Securities | Available-for-Sale Debt Securities
Investments Classified by Contractual Maturity Date
The contractual residual maturity of AFS mortgage-backed and asset-backed debt securities as of March 31, 2025 and March 31, 2026 is set out below:

	March 31, 2025
	Amortized Cost		Fair Value
	(In millions)
Within one year	Rs.	49,908.7	Rs.	50,240.6
Over one year through five years		62,426.7		63,131.6
Over five years through ten years		250.9		260.0
Over ten years		17.2		17.9

Total	Rs.	112,603.5	Rs.	113,650.1

	As of March 31, 2026
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	46,438.8	Rs.	46,630.0	US$	497.0
Over one year through five years		66,156.1		66,387.0		707.5
Over five years through ten years		199.6		199.4		2.1
Over ten years		0.3		0.3		—

Total	Rs.	112,794.8	Rs.	113,216.7	US$	1,206.6

Realized Investment Gains Losses Net
Gross realized gains and gross realized losses from sale of AFS debt securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2024		2025		2026		2026
	(In millions)
Gross realized gains on sale	Rs.	3,592.4	Rs.	20,943.7	Rs.	70,410.4	US$	750.4
Gross realized losses on sale		(2,765.7)		(14,118.7)		(20,078.5)		(214.0)

Realized gains/ (losses), net		826.7		6,825.0		50,331.9		536.4
Dividends and interest		516,550.0		625,200.6		712,057.3		7,588.8

Total	Rs.	517,376.7	Rs.	632,025.6	Rs.	762,389.2	US$	8,125.2